Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per share
in	2Q18	1Q18	2Q17	6M18	6M17
Basic net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	647	694	303	1,341	899
Diluted net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders for diluted earnings per share	647	694	303	1,341	899
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	2,581.9	2,586.4	2,309.6	2,584.1	2,261.9
Dilutive share options and warrants	3.3	2.2	4.2	2.8	4.0
Dilutive share awards	44.9	65.1	40.3	55.0	47.7
Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	2,630.1	2,653.7	2,354.1	2,641.9	2,313.6
Earnings/(loss) per share available for common shares (CHF)
Basic earnings per share available for common shares	0.25	0.27	0.13	0.52	0.40
Diluted earnings per share available for common shares	0.25	0.26	0.13	0.51	0.39
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 9.1 million, 11.6 million, 10.4 million, 10.4 million and 9.1 million for 2Q18, 1Q18, 2Q17, 6M18 and 6M17, respectively.